Business Combinations	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Business Combinations [Abstract]
Business Combinations

4. Business Combinations

In May 2012, the Company acquired Sunflower Farmers Markets, Inc., a Delaware corporation (the “Sunflower Transaction”), that operated 37 Sunflower Farmers Market stores (“Sunflower”), which increased the Company’s total store count to 143 and extended the Company’s footprint into New Mexico, Nevada, Oklahoma and Utah. The Company’s consolidated financial statements include the financial position, results of operations and cash flows of Sunflower commencing on May 29, 2012.

Unaudited supplemental pro forma information

The following table presents unaudited supplemental pro forma consolidated results of operations information for the thirty-nine weeks ended September 30, 2012. The unaudited supplemental pro forma consolidated results of operations information gives effect to certain adjustments, including depreciation and amortization of the assets acquired and liabilities assumed based on their estimated fair values and changes in interest expense resulting from changes in consolidated debt, as if the Sunflower Transaction occurred at the beginning of 2011:

Thirty-Nine Weeks Ended September 30, 2012
Net sales	$1,512,022
Net income	$16,969

The unaudited supplemental pro forma consolidated results of operations information is provided for illustrative purposes only and does not purport to present what the actual results of operations would have been had the Sunflower Transaction actually occurred on the date indicated, nor does it purport to represent results of operations for any future period. The unaudited supplemental pro forma information includes certain non-recurring costs incurred as a result of the Sunflower Transaction, such as acquisition-related costs and expenses due to change in control. The information does not reflect any cost savings or other benefits that may be obtained through synergies among the operations of the Company, except to the extent realized in 2012.

4. Business Combinations

As discussed in Note 1, “Organization and Description of Business” the Company completed the Henry’s and Sunflower Transactions in April 2011 and May 2012, respectively. Each of these transactions were accounted for as a business combination. The primary reasons for these transactions were to build a larger portfolio of stores under the Sprouts Farmers Market banner and to derive synergies from the combined operations of the companies.

In a business combination, the purchase price is allocated to assets acquired and liabilities assumed based on their fair values, with any excess of purchase price over fair value recognized as goodwill. In addition to reviews of acquired company balance sheets, the Company reviews supply contracts, leases, financial instruments, employment agreements and other significant agreements to identify potential assets or liabilities that require recognition in connection with the application of acquisition accounting under ASC 805. Intangible assets are recognized apart from goodwill when the asset arises from contractual or other legal rights, or is separable from the acquired entity such that it may be sold, transferred, licensed, rented or exchanged either on a standalone basis or in combination with a related contract, asset or liability.

Henry’s Transaction

Pursuant to the terms of the agreements governing the Henry’s Transaction, on the April 18, 2011:

•	The Company (through its wholly-owned subsidiary, Intermediate Holdings) purchased all of the outstanding membership interests of Henry’s for a cash payment of $274.6 million;

•

Sprouts Arizona contributed substantially all of its assets and liabilities to SFM, LLC and the former owners of Sprouts Arizona received 45,650,000 shares (representing a 41.5% ownership interest in the Company), which were subsequently transferred to the Liquidating Trust;

•	Cash distribution of $199.1 million was paid to the Liquidating Trust; and

•	Sprouts Arizona pre-combination debt was extinguished and preferred equity was redeemed.

The $274.6 million payment was accounted for as a distribution to S&F in the Company’s consolidated statements of stockholders’ equity.

Collectively, the consummation of the Henry’s Transaction was financed through issuance of debt by Intermediate Holdings (see Note 13, “Long-Term Debt”), and the issuance of 64,350,000 shares (representing a 58.5% ownership in the Company) to the Apollo Funds for a combined contribution of $214.0 million.

Consideration transferred was determined as follows:

Fair Value of Consideration Transferred
Cash paid to Liquidating Trust	$199,146
Fair value of Company’s shares issued	146,137
Cash paid to extinguish Sprouts Arizona debt (net of cash acquired)	32,085
Cash paid to redeem Sprouts Arizona preferred membership units	1,680

Total purchase price	$379,048

The fair value of our shares issued in connection with the Henry’s Transaction was determined to be $3.33 per share, the fair value as determined as of the acquisition measurement date, which is the date the Henry’s Transaction closed.

The Company’s allocation of purchase price in the Henry’s Transaction was as follows:

Net assets acquired:
Inventory	$35,105
Other current assets	4,092
Property and equipment	130,219
Intangible assets	188,613
Other assets	1,412
Liabilities assumed:
Current liabilities	(36,519)
Capital lease obligations	(3,990)
Financing lease obligations	(63,162)
Other long-term liabilities	(13,570)
Deferred taxes	(7,756)
Goodwill	144,604

Total purchase price	$379,048

Goodwill was attributed to the assembled workforce of Sprouts Arizona and synergies expected to be achieved from the combined operations of Henry’s and Sprouts Arizona, primarily related to buying and distribution costs, economies of scale for certain direct store expenses and savings on marketing-related selling costs and corporate overhead. Goodwill recorded in the Henry’s Transaction is expected to be deductible for tax purposes.

Identifiable intangible assets acquired consist of the following (in thousands):

Trade names (indefinite-lived)	$182,937
Liquor licenses (indefinite-lived)	247
Favorable leasehold interests (13.5 years weighted average useful life)	5,429

Total intangible assets	$188,613

Sales and net loss of SFM totaling $556.0 million and $44.5 million, respectively, are included in the consolidated results of operations for the year ended January 1, 2012.

Sunflower Transaction

As described in Note 1, “Organization and Description of Business,” effective May 29, 2012 the Company acquired all of the outstanding common and preferred stock of Sunflower in a transaction financed through issuance of debt by Intermediate Holdings (see Note 13, “Long-Term Debt), and the issuance of 14,898,136 shares. Consideration transferred was determined as follows:

Fair Value of Consideration Transferred
Cash paid to Sunflower	$108,517
Fair value of Company’s shares issued	89,605
Cash paid to extinguish Sunflower’s debt, net of cash acquired	21,358

Total purchase price	$219,480

The fair value of our shares issued in connection with the Sunflower Transaction was determined to be $6.01 per share, the fair value as determined as of the acquisition measurement date, which is the date the Sunflower Transaction closed.

The Company’s allocation of purchase price in the Sunflower Transaction is as follows:

Net assets acquired:
Inventory	$33,321
Deferred tax asset	2,308
Other current assets	3,859
Property and equipment	67,347
Intangible assets	7,416
Other assets	1,246
Liabilities assumed:
Current liabilities	(36,534)
Financing lease obligations	(22,616)
Deferred tax liability	(412)
Other long-term liabilities	(6,103)
Goodwill	169,648

Total purchase price	$219,480

Goodwill was attributed to the assembled workforce of Sunflower and synergies expected to be achieved from the combined operations of the Company and Sunflower, primarily related to buying and distribution costs, economies of scale for certain direct store expenses and savings on marketing-related selling costs and corporate overhead. Goodwill recorded in the Sunflower Transaction is not expected to be deductible for tax purposes.

Identifiable intangible assets consist of the following:

Trade name (10 year useful life)	$1,800
Liquor licenses (indefinite-lived)	1,070
Favorable leasehold interests (12.3 years weighted average useful life)	4,546

Total intangible assets	$7,416

Sales and net income of Sunflower totaling $297.8 million and $8.6 million respectively are included in the consolidated results of operations for the year ended December 30, 2012.

Valuations

The Company engaged an independent valuation firm to assist management with the valuations of acquired inventory, personal property, real estate, favorable and unfavorable leasehold interests and intangible assets for the Henry’s and Sunflower Transactions. Acquired inventory was recorded at net realizable value, with significant estimates relating to the time expected to dispose of inventory, disposal costs and commensurate profit. Personal property, consisting primarily of leasehold improvements and furniture, fixtures and equipment, were valued using the cost method, which requires significant estimates related to replacement costs of acquired personal property, as well as estimates of physical deterioration. Real estate was valued through a combination of income and market approaches and significant estimates underlying these valuations include market comparable pricing and capitalization rates, which the independent valuation firm assisted management in determining.

The value of the Sprouts trade name and trademarks was determined using an income approach, utilizing a relief from royalty method in conjunction with a profit split methodology. The relief from royalty method estimates the theoretical royalty savings resulting from ownership of the Sprouts trade name and trademarks. Significant estimates used in this valuation method include discount rate, royalty rates, growth rates and sales projections. The discount rate used was the Company’s weighted average cost of capital, the royalty rate was a base rate determined by reference to comparable market royalty rate agreements and growth rates and projected sales were determined using forecasts prepared by management.

The Sunflower trade name was accounted for as a “defensive intangible asset” with an estimated useful life of 10 years from the date of the Sunflower Transaction. Acquired liquor licenses were valued using a cost approach.

Unaudited supplemental pro forma information

The following table presents unaudited supplemental pro forma consolidated results of operations information for 2010, 2011 and 2012. The unaudited supplemental pro forma consolidated results of operations information gives effect to certain adjustments, including depreciation and amortization of the assets acquired and liabilities assumed based on their estimated fair values and changes in interest expense resulting from changes in consolidated debt, as if the Henry’s Transaction occurred at the beginning of 2010 and the Sunflower Transaction occurred at the beginning of 2011:

	Year Ended
	January 2, 2011	January 1, 2012	December 30, 2012
Net sales	$1,138,219	$1,722,655	$1,990,963
Net income (loss)	$(2,641)	$(54,112)	$20,672

The unaudited supplemental pro forma consolidated results of operations information is provided for illustrative purposes only and does not purport to present what the actual results of operations would have been had the Henry’s Transaction and Sunflower Transaction actually occurred on the dates indicated, nor does it purport to represent results of operations for any future period. The unaudited supplemental pro forma information includes certain non-recurring costs incurred as a result of the Transactions, such as acquisition-related costs and expenses due to change in control and Sprouts Arizona manager termination fees. The information does not reflect any cost savings or other benefits that may be obtained through synergies among the operations of the Company, except to the extent realized in 2011 and 2012.